Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lessee Disclosure [Abstract]
Operating lease cost	$ 523	$ 527	$ 1,046	$ 1,053
Short-term and variable lease cost	55	43	104	74
Total rent expense	578	570	1,150	1,127
Cash paid for amounts included in the measurement of lease liabilities	$ 560	$ 773	$ 1,152	$ 1,360